STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	May 26, 2022	Apr. 28, 2022	Apr. 28, 2022	Mar. 31, 2022	Mar. 24, 2022	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Oct. 01, 2023	Sep. 28, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized						50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized						500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued						313,319,980	313,319,980	63,660,926	67,617,138
Common stock, shares outstanding						313,319,980	313,319,980	63,660,926	67,617,138
Preferred stock, shares issued						5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding						5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock voting rights							The preferred stock has twenty (20) votes for each share of preferred shares owned.		The preferred stock has twenty (20) votes for each share of preferred shares owned
Cash consideration						$ 999,980		$ 305,000
Shares issued for service, value								$ 25,000
Principal amount						$ 28,950	$ 28,950
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued								63,660,926
Common stock, shares outstanding								63,660,926
Number of shares issued for service								33,333
Number of shares issued						310,619,681		30,500,000
Cash consideration						$ 2,297		$ 3,050
Shares issued for service, value								$ 33
500K Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				20,160,926
Cash consideration				$ 500,000
Individual Counterparty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for service		33,333	33,333
Number of shares issued				3,000,000
Cash consideration				$ 30,000
Shares issued for service, value		$ 25,000	$ 25,000
Collin Philips [Member] | Conversion Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued										13,998
Principal amount										$ 6,599
TJM Capital LLC [Member] | Mr Mc Kendrick [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for service					5,000,000
Number of shares issued					7,250,000
TJM Capital LLC [Member] | Trent McKendrick [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					2,750,000
Eyeon Investment Pty Ltd [Member] | Mr Stephen Copulos [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	2,000,000	500,000			27,500,000
Cash consideration	$ 1,500,000	$ 250,000			$ 275,000
Eyeon Investment Pty Ltd [Member] | Mr Stephen Copulos [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		466,667
Cash consideration		$ 350,000
Eyeon Investment Pty Ltd [Member] | Mr Copulos [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	2,000,000		500,000		27,500,000
Cash consideration	$ 1,500,000		$ 250,000		$ 275,000
Eyeon Investment Pty Ltd [Member] | Mr Copulos [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			466,667
Cash consideration			$ 350,000
Eyeon Investments Pty Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued											2,285,424
Principal amount											$ 1,100,000
Eyeon Investments Pty Ltd [Member] | Conversion Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued											2,285,424
Principal amount											$ 1,100,000